T. ROWE PRICE Global Technology Fund
September 30, 2025 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  96.7%
ENERGY  0.4%
Energy  0.4%
First Solar (1) 105,886 23,351
Total Energy 23,351
FINANCIAL SERVICES  5.3%
Other Financial Services  2.6%
Circle Internet Group (1) 162,202 21,505
Coinbase Global, Class A (1) 105,802 35,707
Gemini Space Station, Class A (1)(2) 40,774 977
NU Holdings, Class A (1) 2,339,323 37,452
Robinhood Markets, Class A (1) 362,997 51,974
147,615
Payments  2.7%
Adyen (EUR) (1) 50,762 81,680
Block (1) 535,657 38,712
Wise, Class A (GBP) (1) 2,155,916 30,054
150,446
Total Financial Services 298,061
HARDWARE  10.4%
Consumer Electronics  8.8%
Apple  1,950,635 496,690
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $9,250 (1)
(3)(4) 2,456,552 762
497,452
Contract Manufacturing  0.4%
Hon Hai Precision Industry (TWD)  3,196,000 22,820
22,820
Enterprise Hardware  1.2%
Cognex  753,620 34,139
Keyence (JPY)  96,100 35,803
69,942
Total Hardware 590,214
HEALTH CARE  0.0%
Health Care Services  0.0%
Capsule, Acquisition Date: 4/7/21, Cost $3,034 (1)(3)(4) 209,351 270
Total Health Care 270

T. ROWE PRICE Global Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
INDUSTRIALS  0.8%
Aerospace & Defense  0.0%
Firefly Aerospace (1) 87,214 2,557
2,557
Automobile Manufacturers  0.8%
Tesla (1) 106,685 47,445
47,445
Total Industrials 50,002
INTERNET  8.1%
China Internet Media/Advertising  0.8%
Tencent Holdings (HKD)  502,800 42,843
42,843
China Internet Retail  1.1%
Alibaba Group Holding, ADR  219,669 39,261
PDD Holdings, ADR (1) 180,425 23,847
63,108
Rest of World Internet Retail  1.3%
MercadoLibre (1) 11,152 26,061
Sea, ADR (1) 277,143 49,534
75,595
U.S. Internet Media/Advertising  2.5%
AppLovin, Class A (1) 193,471 139,017
139,017
U.S. Internet Retail  0.2%
Amazon.com (1) 60,816 13,353
13,353
U.S. Internet Services  2.2%
Canva, Acquisition Date: 11/24/20 - 12/22/21, Cost $85,406 (1)
(3)(4) 58,704 96,635
DoorDash, Class A (1) 97,074 26,403
123,038
Total Internet 456,954
IT SERVICES  0.2%
IT Services  0.2%
Globant (1) 217,649 12,489
Total IT Services 12,489

T. ROWE PRICE Global Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
MEDIA & ENTERTAINMENT  2.0%
Direct-to-Consumer Subscription Services  0.8%
Netflix (1) 34,157 40,952
Patreon, Class B, Acquisition Date: 8/19/21 - 10/14/21,
Cost $8,991 (1)(3)(4) 160,478 3,009
43,961
Video Gaming  1.2%
Epic Games, Acquisition Date: 6/18/20 - 3/29/21,
Cost $35,169 (1)(3)(4) 55,593 28,749
Nintendo (JPY)  427,000 36,944
65,693
Total Media & Entertainment 109,654
SEMICONDUCTORS  47.3%
Analog Semiconductors  0.8%
Analog Devices  190,818 46,884
46,884
Digital Systems  19.5%
NVIDIA  5,889,172 1,098,802
1,098,802
Foundry  5.9%
Taiwan Semiconductor Manufacturing (TWD)  7,587,300 329,576
329,576
Memory  1.2%
SK Hynix (KRW)  262,674 65,116
65,116
Microcontrollers  1.4%
Infineon Technologies (EUR)  1,935,682 75,937
75,937
Processors  12.6%
Advanced Micro Devices (1) 1,084,276 175,425
ARM Holdings, ADR (1)(2) 264,100 37,368
Broadcom  1,078,701 355,874
Credo Technology Group Holding (1) 167,200 24,346
Intel (1) 1,638,087 54,958
Lattice Semiconductor (1) 844,166 61,894
709,865
Semiconductor Capital Equipment  5.9%
ASM International (EUR)  71,602 43,187
ASML Holding (EUR)  197,768 192,861

T. ROWE PRICE Global Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
BE Semiconductor Industries (EUR)  326,560 48,896
Entegris  520,364 48,113
333,057
Total Semiconductors 2,659,237
SOFTWARE  21.7%
Back-Office Applications Software  2.3%
Gusto, Acquisition Date: 10/4/21, Cost $4,568 (1)(3)(4) 158,669 4,046
OpenAI, Rights, Acquisition Date: 8/15/25, Cost $2,511 (1)(3)
(4)(5) 2,511,355 3,965
Samsara, Class A (1) 380,080 14,158
SAP (EUR)  391,997 104,964
127,133
Collaboration and Productivity Software  1.5%
ServiceNow (1) 64,998 59,816
Strategy (1) 71,943 23,181
82,997
Design Software  2.1%
Cadence Design Systems (1) 144,964 50,920
Synopsys (1) 132,997 65,620
116,540
Front-Office Applications Software  0.5%
HubSpot (1) 61,964 28,987
28,987
Industry-Specific Software  1.2%
Shopify, Class A (1) 458,495 68,137
68,137
Infrastructure and Developer Tool Software  12.2%
Arista Networks (1) 468,200 68,221
Databricks, Class A, Acquisition Date: 7/24/20 - 8/28/20,
Cost $5,482 (1)(3)(4) 342,512 51,377
Microsoft  823,757 426,665
Oracle  399,312 112,302
Snowflake (1) 127,518 28,762
687,327
Security Software  1.9%
Crowdstrike Holdings, Class A (1) 55,300 27,118
CyberArk Software (1) 84,066 40,617
Zscaler (1) 136,179 40,807
108,542
Total Software 1,219,663

T. ROWE PRICE Global Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
TELECOM EQUIPMENT  0.5%
Wireline Equipment  0.5%
Ciena (1) 202,000 29,425
Total Telecom Equipment 29,425
Total Common Stocks (Cost $2,659,634) 5,449,320
CONVERTIBLE PREFERRED STOCKS  3.3%
BUSINESS SERVICES  0.3%
Information Services  0.3%
Perplexity, Series D-1, Acquisition Date: 11/19/24,
Cost $6,378 (1)(3)(4) 19,395 9,549
Perplexity, Series E-1, Acquisition Date: 6/4/25, Cost $5,168 (1)
(3)(4) 10,496 5,168
Total Business Services 14,717
FINANCIAL SERVICES  0.1%
Other Financial Services  0.1%
Coalition, Series E, Acquisition Date: 9/7/21, Cost $14,577 (1)
(3)(4) 882,194 6,458
Total Financial Services 6,458
HEALTH CARE  0.0%
Health Care Services  0.0%
Capsule, Series 1-D, Acquisition Date: 4/7/21, Cost $3,034 (1)
(3)(4) 209,351 270
Total Health Care 270
INDUSTRIALS  0.2%
Transportation Technology Services  0.2%
Nuro, Series D, Acquisition Date: 10/29/21, Cost $4,552 (1)(3)
(4) 218,364 2,830
Waymo, Series A-2, Acquisition Date: 5/8/20, Cost $7,375 (1)
(3)(4) 85,888 9,100
Total Industrials 11,930
INTERNET  0.9%
China Internet Media/Advertising  0.7%
ByteDance, Series E, Acquisition Date: 7/8/19, Cost $5,238 (1)
(3)(4) 106,272 40,998
40,998
U.S. Internet Services  0.2%
Canva, Series A, Acquisition Date: 11/4/21 - 12/17/21,
Cost $5,323 (1)(3)(4) 3,123 5,141

T. ROWE PRICE Global Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
Canva, Series A-3, Acquisition Date: 11/4/21 - 12/17/21,
Cost $1,316 (1)(3)(4) 772 1,271
Canva, Series A-4, Acquisition Date: 11/4/21 - 12/17/21,
Cost $153 (1)(3)(4) 90 148
Canva, Series A-5, Acquisition Date: 11/4/21, Cost $3 (1)(3)(4) 2 3
Flexe, Series C, Acquisition Date: 11/18/20, Cost $5,197 (1)(3)
(4) 427,147 2,238
8,801
Total Internet 49,799
MEDIA & ENTERTAINMENT  0.1%
Direct-to-Consumer Subscription Services  0.1%
Patreon, Series D, Acquisition Date: 7/14/21 - 10/21/21,
Cost $23,806 (1)(3)(4) 425,114 7,971
Total Media & Entertainment 7,971
SOFTWARE  1.7%
Back-Office Applications Software  0.1%
Gusto, Series E, Acquisition Date: 7/13/21, Cost $6,226 (1)(3)
(4) 204,816 5,223
5,223
Collaboration and Productivity Software  0.1%
Formagrid, Series F, Acquisition Date: 12/8/21,
Cost $19,390 (1)(3)(4) 103,534 6,040
6,040
Front-Office Applications Software  0.7%
Anthropic, Series F-1, Acquisition Date: 8/29/25,
Cost $38,695 (1)(3)(4) 274,498 38,695
38,695
Infrastructure and Developer Tool Software  0.8%
Databricks, Series G, Acquisition Date: 2/1/21, Cost $164 (1)
(3)(4) 2,784 417
Databricks, Series H, Acquisition Date: 8/31/21,
Cost $12,844 (1)(3)(4) 174,786 26,218
Databricks, Series I, Acquisition Date: 9/14/23, Cost $5,303 (1)
(3)(4) 72,147 10,822
DataRobot, Series F, Acquisition Date: 10/27/20,
Cost $15,838 (1)(3)(4) 1,205,132 3,447

T. ROWE PRICE Global Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
DataRobot, Series G, Acquisition Date: 6/11/21,
Cost $12,075 (1)(3)(4) 441,318 1,262
42,166
Total Software 92,124
Total Convertible Preferred Stocks (Cost $192,655) 183,269
SHORT-TERM INVESTMENTS  0.0%
Money Market Funds  0.0%
T. Rowe Price Treasury Reserve Fund, 4.17% (6)(7) 16,106 16
Total Short-Term Investments (Cost $16) 16
SECURITIES LENDING COLLATERAL  0.6%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 0.6%
Money Market Funds 0.6%
T. Rowe Price Government Reserve Fund, 4.16% (6)(7) 33,956,449 33,956
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 33,956
Total Securities Lending Collateral (Cost $33,956) 33,956
Total Investments in Securities  100.6%
(Cost $2,886,261) $ 5,666,561
Other Assets Less Liabilities (0.6)% (31,816)
Net Assets 100.0% $ 5,634,745
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at September 30, 2025.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $372,082 and represents 6.6% of net assets.
(4) Level 3 in fair value hierarchy.

T. ROWE PRICE Global Technology Fund

.
.
.
.
.
.
.
.
.
.
(5) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(6) Seven-day yield
(7) Affiliated Companies
ADR American Depositary Receipts
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
JPY Japanese Yen
KRW South Korean Won
TWD Taiwan Dollar

T. ROWE PRICE Global Technology Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.16% $ — $ — $ —++
T. Rowe Price Treasury Reserve Fund, 4.17% — — 307
Totals $ —# $ — $ 307+
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
9/30/25
T. Rowe Price Government
Reserve Fund, 4.16% $ 16,289  ¤  ¤ $ 33,956
T. Rowe Price Treasury
Reserve Fund, 4.17% 7  ¤  ¤ 16
Total $ 33,972^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $307 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $33,972.

T. ROWE PRICE Global Technology Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Global Technology Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Global
Technology Fund, Inc. (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards
Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Global Technology Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign

T. ROWE PRICE Global Technology Fund

markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Global Technology Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2025
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended
September 30, 2025. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at September 30, 2025, totaled $55,899,000 for the period ended September 30, 2025.
In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument. Because the Valuation
Designee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 4,149,826 $ 1,110,681 $ 188,813 $ 5,449,320
Convertible Preferred Stocks — — 183,269 183,269
Short-Term Investments 16 — — 16
Securities Lending Collateral 33,956 — — 33,956
Total $ 4,183,798 $ 1,110,681 $ 372,082 $ 5,666,561
($000s)
Beginning
Balance
12/31/24
Gain
(Loss)
During
Period
Total
Purchases
Total
Sales
Ending
Balance
9/30/25
Investment in Securities
Common Stocks $ 175,047 $ 35,658 $ 2,512 $ (24,404) $ 188,813
Convertible Preferred Stocks 111,532 33,207 43,863 (5,333) 183,269
Total $ 286,579 $ 68,865 $ 46,375 $ (29,737) $ 372,082

T. ROWE PRICE Global Technology Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stocks
$ 188,813 Recent
comparable
transaction
price(s)
—# —# —# —#
Market
comparable
Enterprise
value to sales
multiple
1.5x
- 5.6x
5.4x Increase
Sales growth
rate
5%
- 15%
14% Increase
Enterprise
value to gross
profit multiple
4.9x
- 10.8x
7.9x Increase
Gross profit
growth rate
15% 15% Increase
Probability
for potential
outcome
25%
- 40%
33% Increase
Discount to
public company
multiples
43%
- 52%
48% Decrease
Discount for
uncertainty
100% 100% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Convertible
Preferred
Stocks
$ 183,269 Recent
comparable
transaction
price(s)
—# —# —# —#
Market
comparable
Enterprise
value to sales
multiple
1.5x
- 10.0x
4.7x Increase
Sales growth
rate
5%
- 65%
23% Increase

T. ROWE PRICE Global Technology Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Enterprise
value to gross
profit multiple
6.2x
- 13.2x
9.2x Increase
Gross profit
growth rate
15%
- 44%
22% Increase
Enterprise
value to
EBITDA
multiple
12.2x 12.2x Increase
Enterprise
value to
gross written
premiums
multiple
2.6x 2.6x Increase
Price-to-
earnings
multiple
17.5x
- 19.5x
18.5x Increase
Earnings
growth rate
17% 17% Increase
Probability
for potential
outcome
25%
- 40%
33% Increase
Cost of capital 35%
- 38%
36% Decrease
Discount to
public company
multiples
15%
- 52%
16% Decrease
Discount for
uncertainty
10%
- 100%
11% Decrease
Discount
for lack of
marketability
10% 10% Decrease

T. ROWE PRICE Global Technology Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the Valuation Designee.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F132-054Q3 09/25